Basis of Presentation and General Information, Summary (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Jul. 15, 2024	Jun. 11, 2024	Jun. 30, 2025
Common Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)		5,000
Number of shares issued by initial public offering (in shares)	31,250		2,148,980
Offering price (in dollars per share)	$ 160
Gross proceeds from initial public offering	$ 5,000
Series A Preferred Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)			15,000
Series B Preferred Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)		1,500,000
Maui Shipping Co. [Member] | Common Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)		5,000
Maui Shipping Co. [Member] | Series A Preferred Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)		15,000
Maui Shipping Co. [Member] | Series B Preferred Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)		1,500,000